Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Asset Measured at Fair Value on Recurring Basis

As of December 31, 2020 and 2021, information about inputs for the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair Value Measurement at Reporting Date Using
Description	Fair value as of December 31, 2020	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments
Variable-rate financial instruments	187,191	—	187,191	—
Total	187,191	—	187,191	—

		Fair Value Measurement at Reporting Date Using
Description	Fair value as of December 31, 2021	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments
Variable-rate financial instruments	184,159	—	184,159	—
Total	184,159	—	184,159	—